Per share amounts (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basic earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ (53,169)	$ 74,000
Weighted average common shares outstanding	395,829,380	395,796,677
Basic earnings (loss) per common share	$ (0.13)	$ 0.19
Diluted earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ (53,169)	$ 74,000
Weighted average common shares outstanding	395,829,380	395,796,677
Dilutive effect of stock options	214,000	258,000
Weighted average common shares outstanding, assuming dilution	396,043,000	396,055,000
Diluted earnings (loss) per common share	$ (0.13)	$ 0.19